Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Financial Assets and Liabilities at Fair Value on Recurring Basis

The Group has segregated all financial assets and liabilities that are measures at fair value on a recurring basis as of December 31, 2012 and December 31, 2011 into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below:

December 31, 2012	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	2,989	—	—	2,989
Total assets	2,989	—	—	2,989

Liabilities:
Contingent liability	—	—	(25,665)	(25,665)
Swap transaction	—	(14,257)	—	(14,257)
Option	—	(23,623)	—	(23,623)
Total liabilities	—	(37,880)	(25,665)	(63,545)

December 31, 2011	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	2,923	—	—	2,923
Total assets	2,923	—	—	2,923

Liabilities:
Contingent liability	—	—	(23,759)	(23,759)
Swap transaction	—	(20,784)	—	(20,784)
Total liabilities	—	(20,784)	(23,759)	(44,543)

Schedule of Changes in Fair Value of Financial Liability

The table below sets forth a summary of changes in the fair value of Group’s Level 3 financial liability for the years ended December 31, 2012, 2011 and 2010:

Contingent liability
Balance at beginning of 2010	(20,369)
Gain resulting from remeasurement of contingent liability (Note 25)	(1,630)
Transfers in and out of Level 3	—

Balance at beginning of 2011	(21,999)

Loss resulting from remeasurement of contingent liability (Note 25)	(1,760)
Transfers in and out of Level 3	—

Balance at beginning of 2012	(23,759)
Loss resulting from remeasurement of contingent liability (Note 25)	(1,906)
Transfers in and out of Level 3	—

Balance at end of year	(25,665)

Schedule of Fair Value of Variable and Fixed Rate Long-Term Loans

As of December 31, 2012, the fair value of variable and fixed rate long-term loans (based on future cash flows discounted at current long-term market rates available for corporations) was as follows:

As of December 31, 2012	Estimated fair value	Level 1	Level 2	Level 3	Carrying value incl. interest accrued
Russian ruble-denominated debt	4,817,314	2,039,688	1,023,523	1,754,103	5,098,403
U.S. dollar-denominated debt	2,468,734	—	1,759,015	709,719	2,479,536
Euro-denominated debt	430,135	—	374,837	55,298	433,346
Turkish lira-denominated	1,487	—	—	1,487	1,487

Total long-term debt	7,717,670	2,039,688	3,157,375	2,520,607	8,012,772